UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [ ];            Amendment Number: ___
       This Amendment (Check only one): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Capital Investment Counsel, Inc.
            17 Glenwood Avenue
            Raleigh, NC 27603

Form 13F File Number:   028-12623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Ron King
Title:      Chief Compliance Officer
Phone:      919-831-2370

Signature, Place, and Date of Signing:

      /s/ Ron King               Raleigh, North Carolina      May 14, 2010
      ----------------------     ----------------------       -----------------
      [Signature]                [City, State]                [Date]

Report Type                (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      129
                                                  -----------------------

Form 13F Information Table Value Total:              $ 140,824(x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

      COLUMN 1               COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7           COLUMN 8
---------------------     --------------   ---------  ---------  ------------------  ----------   --------  ------------------------
                                                        VALUE    SHRS OR   SH/ PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
   NAME OF ISSUER         TITLE OF CLASS     CUSIP     (x$1000)  PRN AMT   PRN CALL  DISCRETION   MANAGERS   SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Apple Computer                  COM        037833100     1,464     6,230   SH           SOLE                                   6,230
Abbott Laboratories             COM        002824100     1,151    21,849   SH           SOLE                                  21,849
Adobe                           COM        00724F101     1,351    38,188   SH           SOLE                                  38,188
Analog Devices, Inc.            COM        032654105       344    11,950   SH           SOLE                                  11,950
Archer Daniels Midland          COM        039483102       221     7,663   SH           SOLE                                   7,663
Auto Data Pro.                  COM        053015103     4,431    99,640   SH           SOLE                                  99,640
American Eagle                  COM        02553E106       395    21,305   SH           SOLE                                  21,305
Applied Materials, Inc.         COM        038222105       645    47,875   SH           SOLE                                  47,875
Adv Micro Devices               COM        007903107       140    15,150   SH           SOLE                                  15,150
Amgen                           COM        031162100     1,292    21,595   SH           SOLE                                  21,595
Activision Blizzard             COM        00507V109     1,782   147,925   SH           SOLE                                 147,925
Boeing                          COM        097023105       671     9,237   SH           SOLE                                   9,237
BankAmerica                     COM        060505104       975    54,639   SH           SOLE                                  54,639
BB&T                            COM        054937107     1,246    38,483   SH           SOLE                                  38,483
Buckle, Inc.                    COM        118440106       358     9,750   SH           SOLE                                   9,750
Bristol-Meyers Squibb           COM        110122108       211     7,912   SH           SOLE                                   7,912
British Petroleum               COM        055622104       725    12,710   SH           SOLE                                  12,710
Berkshire Hathaway Inc          CL B       084670702       219     2,700   SH           SOLE                                   2,700
Boston Scientific               COM        101137107       113    15,650   SH           SOLE                                  15,650
Citigroup                       COM        172967101        93    22,853   SH           SOLE                                  22,853
Cabelas                         COM        126804301     1,130    64,615   SH           SOLE                                  64,615
Cardinal Health                 COM        14149Y108     1,077    29,893   SH           SOLE                                  29,893
Canon                           COM        138006309       290     6,285   SH           SOLE                                   6,285
Caterpillar                     COM        149123101       677    10,765   SH           SOLE                                  10,765
Chicago Bridge and Iron         COM        167250109       393    16,875   SH           SOLE                                  16,875
Check Point Software            COM        M22465104       242     6,900   SH           SOLE                                   6,900
Chico's FAS Inc.                COM        168615102       262    18,175   SH           SOLE                                  18,175
Clorox                          COM        189054109       343     5,350   SH           SOLE                                   5,350
ConocoPhillips                  COM        20825C104       883    17,250   SH           SOLE                                  17,250
Costco Inc.                     COM        22160K105     6,120   102,500   SH           SOLE                                 102,500
Cree Research                   COM        225447101       323     4,600   SH           SOLE                                   4,600
Cisco Systems                   COM        17275R102     4,214   161,906   SH           SOLE                                 161,906
Chevron Texaco                  COM        166764100       905    11,940   SH           SOLE                                  11,940
Diebold                         COM        253651103       265     8,350   SH           SOLE                                   8,350
Du Pont                         COM        263534109       225     6,033   SH           SOLE                                   6,033
Deere and Company               COM        244199105     1,427    24,005   SH           SOLE                                  24,005
Dell, Inc.                      COM        24702R101     1,088    72,415   SH           SOLE                                  72,415
Disney Co.                      COM        254687106     1,594    45,654   SH           SOLE                                  45,654
Digital River                   COM        25388B104       423    13,975   SH           SOLE                                  13,975
Duke Power Co.                  COM        26441C105       870    53,322   SH           SOLE                                  53,322
Deutsche BK AG LDN BRH     PS GOLD DS ETN  25154H756       163    11,950   SH           SOLE                                  11,950
Consolidated Edison             COM        209115104       926    20,800   SH           SOLE                                  20,800
Electronics for Imaging         COM        286082102       392    33,705   SH           SOLE                                  33,705
EMC Corp                        COM        268648102     3,180   176,251   SH           SOLE                                 176,251
Electronic Arts                 COM        285512109       307    16,450   SH           SOLE                                  16,450
Expeditors International        COM        302130109       762    20,650   SH           SOLE                                  20,650
Family Dollar Stores            COM        307000109       729    19,915   SH           SOLE                                  19,915
FedEx                           COM        31428X106     1,237    13,245   SH           SOLE                                  13,245
Fluor Corp                      COM        343412102       340     7,300   SH           SOLE                                   7,300
Freds                           COM        356108100       529    44,050   SH           SOLE                                  44,050
General Electric                COM        369604103     4,029   221,394   SH           SOLE                                 221,394
Corning                         COM        219350105       406    20,100   SH           SOLE                                  20,100
Google                          CL A       38259P508       743     1,311   SH           SOLE                                   1,311
GlaxoSmithKline            Sponsored ADR   37733W105       600    15,575   SH           SOLE                                  15,575
Home Depot                      COM        437076102     1,268    39,196   SH           SOLE                                  39,196
Hess                            COM        42809H107       382     6,100   SH           SOLE                                   6,100
Honda Motor Company          AMERN SHS     438128308       203     5,750   SH           SOLE                                   5,750
Helm. & Payne                   COM        423452101       325     8,532   SH           SOLE                                   8,532
Hewlett Packard                 COM        428236103     1,241    23,351   SH           SOLE                                  23,351
Hershey                         COM        427866108       492    11,500   SH           SOLE                                  11,500
International Business
   Machine                      COM        459200101     2,060    16,066   SH           SOLE                                  16,066
Intel Corp.                     COM        458140100     3,399   152,483   SH           SOLE                                 152,483
Intuit                          COM        461202103       410    11,950   SH           SOLE                                  11,950
Johnson and Johnson             COM        478160104     3,786    58,068   SH           SOLE                                  58,068
Kraft Foods                     CL A       50075N104       400    13,229   SH           SOLE                                  13,229
Krispy Kreme                    COM        501014104        62    15,500   SH           SOLE                                  15,500
Kimberly Clark                  COM        494368103       415     6,600   SH           SOLE                                   6,600
Coca Cola                       COM        191216100     4,341    78,932   SH           SOLE                                  78,932
Eli Lilly                       COM        532457108       296     8,170   SH           SOLE                                   8,170
Lockheed Martin Corp.           COM        539830109       541     6,500   SH           SOLE                                   6,500
Lincoln National                COM        534187109       217     7,079   SH           SOLE                                   7,079
Lowes                           COM        548661107     2,434   100,418   SH           SOLE                                 100,418
LSI Logic                       COM        502161102        76    12,497   SH           SOLE                                  12,497
Lexmark                         COM        529771107       511    14,155   SH           SOLE                                  14,155
McDonalds                       COM        580135101     1,373    20,580   SH           SOLE                                  20,580
McDermott International         COM        580037109       485    18,025   SH           SOLE                                  18,025
Medtronic                       COM        585055106       744    16,520   SH           SOLE                                  16,520
3M                              COM        88579Y101     2,079    24,876   SH           SOLE                                  24,876
Monsanto Company                COM        61166W101       261     3,650   SH           SOLE                                   3,650
Motorola Inc.                   COM        620076109       195    27,721   SH           SOLE                                  27,721
Merck & Co                      COM        589331107       764    20,442   SH           SOLE                                  20,442
Microsoft                       COM        594918104     4,353   148,637   SH           SOLE                                 148,637
Mylan Labs                      COM        628530107       290    12,750   SH           SOLE                                  12,750
Nasdaq Omx Group Inc.           COM        631103108       280    13,250   SH           SOLE                                  13,250
Nike                            COM        654106103       323     4,400   SH           SOLE                                   4,400
Nokia                      Sponsored ADR   654902204     1,774   114,149   SH           SOLE                                 114,149
NetApp                          COM        64120L104       353    10,860   SH           SOLE                                  10,860
Nvidia Corporation              COM        67066G104       180    10,325   SH           SOLE                                  10,325
Novartis AG                Sponsored ADR   66987V109       390     7,200   SH           SOLE                                   7,200
New York Times                  COM        650111107       147    13,250   SH           SOLE                                  13,250
Oracle Systems                  COM        68389X105     2,334    90,771   SH           SOLE                                  90,771
Paychex, Inc.                   COM        704326107       276     9,000   SH           SOLE                                   9,000
Pepsico                         COM        713448108       557     8,417   SH           SOLE                                   8,417
Pfizer                          COM        717081103     1,496    87,206   SH           SOLE                                  87,206
Procter & Gamble                COM        742718109     3,860    61,016   SH           SOLE                                  61,016
Progress Energy                 COM        743263105       595    15,109   SH           SOLE                                  15,109
Piedmont Natural Gas            COM        720186105       231     8,362   SH           SOLE                                   8,362
Quanta Services                 COM        74762E102       225    11,750   SH           SOLE                                  11,750
Qualcomm                        COM        747525103     1,605    38,261   SH           SOLE                                  38,261
Raytheon                        COM        755111507       276     4,830   SH           SOLE                                   4,830
Royal Bank of Canada            COM        780087102       538     9,225   SH           SOLE                                   9,225
SAP AG                     Sponsored ADR   803054204       431     8,940   SH           SOLE                                   8,940
Charles Schwab                  COM        808513105       300    16,075   SH           SOLE                                  16,075
Spectra Energy                  COM        847560109       291    12,938   SH           SOLE                                  12,938
Silicon Graphics                COM        82706L108       181    16,900   SH           SOLE                                  16,900
Sigma Aldrich                   COM        826552101       706    13,150   SH           SOLE                                  13,150
Schlumberger                    COM        806857108     2,032    32,025   SH           SOLE                                  32,025
Stein Mart                      COM        858375108       769    85,125   SH           SOLE                                  85,125
Southern Company                COM        842587107       703    21,200   SH           SOLE                                  21,200
St Jude Medical                 COM        790849103       224     5,450   SH           SOLE                                   5,450
Symantec                        COM        871503108       427    25,227   SH           SOLE                                  25,227
AT&T Corp                       COM        00206R102       665    25,720   SH           SOLE                                  25,720
Proshares Tr              PSHS ULTSH 20YRS 74347R297       875    17,980   SH           SOLE                                  17,980
Teva Pharmaceutical             COM        881624209       249     3,950   SH           SOLE                                   3,950
TIBCO                           COM        88632Q103       610    56,475   SH           SOLE                                  56,475
Toyota Motor Corp          SP ADR REP2COM  892331307     1,180    14,675   SH           SOLE                                  14,675
T. Rowe Price Group             COM        74144T108       209     3,800   SH           SOLE                                   3,800
Texas Instruments Inc           COM        882508104       210     8,600   SH           SOLE                                   8,600
United Parcel Service           COM        911312106     2,034    31,577   SH           SOLE                                  31,577
United Technologies             COM        913017109       228     3,096   SH           SOLE                                   3,096
Proshares Tr              PSHS ULTRA FINL  74347R743       131    19,350   SH           SOLE                                  19,350
Varian Assoc.                   COM        92220P105     2,116    38,250   SH           SOLE                                  38,250
Verizon                         COM        92343V104       434    13,984   SH           SOLE                                  13,984
Walgreen                        COM        931422109       210     5,650   SH           SOLE                                   5,650
Wells Fargo                     COM        949746101       444    14,256   SH           SOLE                                  14,256
Whole Foods Market Inc          COM        966837106     1,205    33,345   SH           SOLE                                  33,345
Wal-Mart                        COM        931142103     7,698   138,449   SH           SOLE                                 138,449
Exxon Mobil                     COM        30231G102    11,110   165,867   SH           SOLE                                 165,867
Zimmer                          COM        98956P102     1,388    23,447   SH           SOLE                                  23,447